Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue, net	$ 58,425	$ 62,741	$ 62,693
Cost of revenue	(47,204)	(50,439)	(50,697)
Gross profit	11,221	12,302	11,996
Operating expenses:
Selling and distribution	(1,167)	(1,687)	(1,448)
General and administrative	(10,105)	(9,366)	(7,693)
Total operating cost and expenses	(11,272)	(11,053)	(9,141)
(Loss) profit from operations	(51)	1,249	2,855
Other income (expenses):
Interest income	56	81	2
Interest expense	(1,345)	(1,449)	(1,118)
Government grant	45	94	79
Loss (gain) on disposal of property and equipment	12	(2)
Foreign exchange gain, net	66	294	153
Other income	164	234	174
Total other expenses, net	(1,002)	(748)	(710)
(Loss) income before income taxes	(1,053)	501	2,145
Income tax (benefit) expense	(656)	125	285
NET (LOSS) INCOME	(397)	376	1,860
Other comprehensive income:
Foreign currency translation adjustment	459	(192)	114
COMPREHENSIVE INCOME	$ 62	$ 184	$ 1,974
Net (loss) income per share
Basic	$ (0.03)	$ 0.04	$ 0.20
Diluted	$ (0.03)	$ 0.04	$ 0.20
Weighted average Ordinary Shares outstanding
Basic	14,402	9,545	9,375
Diluted	14,402	9,545	9,375